Commitments and Contingencies (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Accrued liabilities for remediation	$ 1.0	$ 1.0
Contractual commitments to acquire property, plant and equipment	147.0
Environmental Loss Contingency [Member] | MPC [Member]
Commitments And Contingencies [Line Items]
Receivable from MPC for indemnification of environmental costs	$ 1.0	$ 0.0